                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-22619

  NAME OF REGISTRANT:                                                    VANGUARD CHARLOTTE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          OCTOBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2016 - JUNE 30, 2017

  FUND:   VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Cap Gemini

  TICKER:               CAP                                  CUSIP:   F1R43SAN0

  MEETING DATE:   2/22/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE CHANGE OF CORPORATE FORM TO                ISSUER             NO              N/A                  N/A

SOCIETAS EUROPAEA (SE)

PROPOSAL #2: SET LOCATION OF DOCUMENTS RELATED TO THE        ISSUER             NO              N/A                  N/A

 MEETING

PROPOSAL #3: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Cap Gemini

  TICKER:               CAP                                  CUSIP:   F1R43SAP5

  MEETING DATE:   2/22/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE CHANGE OF CORPORATE FORM TO                ISSUER             NO              N/A                  N/A

SOCIETAS EUROPAEA (SE)

PROPOSAL #2: SET LOCATION OF DOCUMENTS RELATED TO THE        ISSUER             NO              N/A                  N/A

 MEETING

PROPOSAL #3: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Carmila SASU

  TICKER:               N/A                                  CUSIP:   F1387KAB6

  MEETING DATE:   5/24/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVAL OF MERGER OF CARMILA INTO                 ISSUER             NO              N/A                  N/A

CARDETY

PROPOSAL #2: DEPOSIT OF ATTENDANCE SHEET, POWERS OF          ISSUER             NO              N/A                  N/A

REPRESENTED NOTEHOLDERS AND MINUTES OF GENERAL

PROPOSAL #3: DELEGATION OF AUTHORITY GIVEN TO                     ISSUER             NO              N/A                  N/A

REPRESENTATIVE TO COMPLETE ALL FORMALITIES

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               UniCredit SpA

  TICKER:               UCG                                  CUSIP:   T9T20LMD7

  MEETING DATE:   4/21/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE INSTRUCTIONS TO THE                              ISSUER             NO              N/A                  N/A

REPRESENTATIVE OF THE OBG HOLDERS RE: WRITTEN CONSENT

 TO OBGGUARANTOR AND EXECUTION OF THE MASTER

AMENDMENT AGREEMENT

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Veolia Environnement

  TICKER:               VIE                                  CUSIP:   F9686NAY1

  MEETING DATE:   5/16/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: ELECT BONDHOLDER REPRESENTATIVE AND                ISSUER             NO              N/A                  N/A

ALTERNATE BONDHOLDER REPRESENTATIVE

PROPOSAL #2: AUTHORIZE FILING OF REQUIRED                            ISSUER             NO              N/A                  N/A

DOCUMENTS/OTHER FORMALITIES

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CHARLOTTE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 29, 2017

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016,

             see File Number 33-32548. Incorporated by Reference.